UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period January 1, 2018 to December 31, 2018

Date of Report (Date of earliest event reported): February 5, 2019

Commission File Number of securitizer: None

Central Index Key Number of securitizer: 0001731704

CREDITSHOP, LLC1

(Exact name of securitizer as specified in its charter)

Stephen Carp, Chief Financial Officer (484) 832-9511 Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-l (c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-l (c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-l(c)(2)(ii) ☒

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ________________

____________________________________________________________________________________

(Exact name of securitizer as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _______________________________

Central Index Key Number of underwriter (if applicable):_________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

_____________________________________________________________________________

________________________

[1]	CreditShop, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities issued by it and its subsidiaries and outstanding during the reporting period that were not the subject of a filing on Form ABS-15G by an affiliated securitizer in the credit card asset class.

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Period Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

The securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CREDITSHOP, LLC
(Securitizer)

By: /s/ Stephen Carp
Name: Stephen Carp
Title: Chief Financial Officer

Date: February 5, 2019